Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Goodwill	$ 1,795	$ 1,835	$ 0
Other intangible assets	1,852	1,941	0
Total intangible assets	3,647	3,776	0
Tangible fixed assets
Land and buildings	5,500	3,814	4,824
Vessels and capitalized dry-docking	2,070,189	1,855,903	1,937,791
Prepayments on vessels	85,975	0	11,996
Other non-current assets under construction	4,161	0	0
Other plant and operating equipment	4,353	5,573	6,327
Total tangible fixed assets	2,170,178	1,865,290	1,960,938
Financial assets
Investments in joint ventures	76	76	1,473
Loan receivables	4,523	4,570	4,617
Deferred tax asset	432	555	651
Other investments	1	197	1
Total financial assets	5,032	5,398	6,742
Total non-current assets	2,178,857	1,874,464	1,967,680
Current assets
Inventories	61,744	72,033	48,812
Trade receivables	211,015	259,479	83,968
Other receivables	60,502	74,026	39,966
Prepayments	15,186	10,371	5,624
Cash and cash equivalents incl. restricted cash	295,628	323,803	171,733
Current assets excluding assets held for sale	644,075	739,712	350,103
Assets held for sale	47,215	0	13,216
Total current assets	691,290	739,712	363,319
TOTAL ASSETS	2,870,147	2,614,176	2,330,999
Equity
Common shares	862	823	812
Share premium	260,000	167,531	159,558
Treasury shares	(4,235)	(4,235)	(4,235)
Hedging reserves	25,611	39,870	(3,559)
Translation reserves	(474)	(439)	137
Retained profit	1,382,221	1,297,774	899,467
Equity attributable to TORM plc shareholders	1,663,985	1,501,324	1,052,180
Non-controlling interest	1,998	2,350	0
Total equity	1,665,983	1,503,674	1,052,180
Non-current liabilities
Non-current tax liability related to held-over gains	45,176	45,176	45,176
Deferred tax liabilities in the balance sheet	3,580	6,082	0
Borrowings	886,897	849,818	926,450
Other non-current liabilities	3,015	3,038	0
Total non-current liabilities	938,668	904,114	971,626
Current liabilities
Borrowings	172,665	117,107	208,951
Trade payables	43,053	48,502	35,332
Current tax liabilities	650	1,953	929
Other liabilities	45,197	31,141	43,681
Provisions	564	6,800	18,300
Prepayments from customers	3,367	885	0
Total current liabilities	265,496	206,388	307,193
Total liabilities	1,204,164	1,110,502	1,278,819
TOTAL EQUITY AND LIABILITIES	$ 2,870,147	$ 2,614,176	$ 2,330,999